Bank Overdraft and Short-term Borrowings - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about borrowings [abstract]
Credit facility available	€ 138,220,000	€ 147,720,000	€ 117,773,000
Unused credit facility	24,010,000	€ 33,103,000	€ 34,451,000
Commitment fee	€ 0